Accounting Rules and Methods - Summary of Information about Geographical Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenues from external customers	€ 246	€ 1,074	€ 72
Non-current assets	29,679	36,245	16,887
France
Disclosure of geographical areas [line items]
Revenues from external customers	61	105	72
Non-current assets	8,414	9,616	4,912
United States
Disclosure of geographical areas [line items]
Revenues from external customers	185	969	0
Non-current assets	€ 21,265	€ 26,629	€ 11,975